Deferred Charges	12 Months Ended
Dec. 31, 2015
Deferred Charges [Abstract]
Deferred Charges
11.      Deferred Charges:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Drydocking	Financing Costs	Total
Balance, December 31, 2013	$16,993	$10,485	$27,478
- Additions	10,229	3,279	13,508
- Disposals	(3,121)	-	(3,121)
- Amortization for the year	(5,536)	(4,455)	(9,991)
Balance, December 31, 2014	18,565	9,309	27,874
- Additions	8,690	8,585	17,275
- Disposals	-	(765)	(765)
- Amortization for the year	(6,704)	(6,028)	(12,732)
Balance, December 31, 2015	$20,551	$11,101	$31,652

The amortization for drydocking costs is included in cost of revenue and in selling and distribution cost in the accompanying consolidated statements of income, according to their function. The amortization of financing costs is included in interest and finance costs in the accompanying consolidated statements of income.